Share-based payments reserve (Details) - Canadian Dollars Denominated Stock Options [Member]	6 Months Ended
	Feb. 28, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding, Beginning | shares	4,986,000
Weighted average exercise price, Beginning | $ / shares	$ 0.41
options exercised | shares	(562,000)	[1]
Weighted average exercise price, Option exercised | $ / shares	$ 0.42	[1]
Number of shares outstanding, Ending | shares	4,424,000
Weighted average exercise price, Ending | $ / shares	$ 0.41

[1]	The weighted average share price at the time of the option exercise was C$0.53.